Note 6 - Financial Instruments and Risk Management - Maturity of Non-Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Financial Liability, carrying amount	$ 9,977	$ 13,277
Financial Liability, cash flows	11,533	16,279
Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	3,070	3,745
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	7,755	11,544
Later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	708	990
Borrowings 1 [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	5,537	8,167
Financial Liability, cash flows	6,565	10,559
Borrowings 1 [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	381	385
Borrowings 1 [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	6,184	10,174
Lease payables [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	1,967	1,934
Financial Liability, cash flows	2,495	2,544
Lease payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	374	325
Lease payables [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	1,571	1,370
Lease payables [member] | Later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	550	849
Trade payables [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	2,186	2,968
Financial Liability, cash flows	2,186	2,968
Trade payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	2,186	2,968
Provisions [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	158	141
Financial Liability, cash flows	158	141
Provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	0	0
Provisions [member] | Later than five years [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	158	141
Other payables [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	129	67
Financial Liability, cash flows	129	67
Other payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial Liability, cash flows	$ 129	$ 67